Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 16,539	$ 15,252
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	359	367
Gains and losses on settlements	2	(5)
Net interest expense (income)	7	15
Administrative expense	13	18
Defined benefit pension expense	381	395
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	235	226
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	616	621
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	46	46
Past service costs	(1)	(12)
Net interest expense (income)	57	59
Remeasurements of other long-term benefits	(12)	13
Defined benefit pension expense	90	106
Total pension and other post-employment benefit expense	$ 90	$ 106